Financial Risk Factors and Risk Management - Contractual Maturities of Non-Derivative Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK FACTORS
Trade payables	€ (1,496)	€ (1,089)
Lease liabilities	(2,140)	(2,143)
Other financial liabilities	(11,365)	(13,285)
Total of non-derivative financial liabilities	(15,002)	(16,517)
Due 2023
FINANCIAL RISK FACTORS
Trade payables	(1,496)	(1,089)
Lease liabilities	(398)	(448)
Other financial liabilities	(4,422)	(4,084)
Total of non-derivative financial liabilities	(6,316)	(5,621)
2022
FINANCIAL RISK FACTORS
Trade payables	0	0
Lease liabilities	(317)	(338)
Other financial liabilities	(1,288)	(1,695)
Total of non-derivative financial liabilities	(1,605)	(2,033)
2023
FINANCIAL RISK FACTORS
Trade payables	0	0
Lease liabilities	(257)	(263)
Other financial liabilities	(965)	(1,228)
Total of non-derivative financial liabilities	(1,222)	(1,491)
2024
FINANCIAL RISK FACTORS
Trade payables	0	0
Lease liabilities	(228)	(208)
Other financial liabilities	(1,165)	(936)
Total of non-derivative financial liabilities	(1,393)	(1,144)
2025
FINANCIAL RISK FACTORS
Trade payables	0	0
Lease liabilities	(188)	(184)
Other financial liabilities	(1,142)	(1,165)
Total of non-derivative financial liabilities	(1,330)	(1,349)
Due thereafter
FINANCIAL RISK FACTORS
Trade payables	0	0
Lease liabilities	(1,071)	(934)
Other financial liabilities	(3,636)	(4,773)
Total of non-derivative financial liabilities	€ (4,707)	€ (5,707)